Summary of Significant Accounting Policies - Summary of Antidilutive Securities Excluded From Computation of Diluted Net Income (Loss) Per Share (Details) - shares	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	28,658,614
Advisor Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	27,394,800
Warrants Issued to Former Sonnet Stockholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	1,263,814